Stockholders' Equity - Activity of Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Options Outstanding, Number of Shares
Beginning Balance (in shares)	5,422,130		4,641,039
Forfeited (in shares)	(693,644)		(64,245)
Exercised (in shares)	(137,097)		(182,702)
Granted (in shares)	687,840		1,028,038
Ending Balance (in shares)	5,279,229		5,422,130
Options Outstanding, Price per Share Range
Beginning Balance, lower limit (in dollars per share)	$ 0.35		$ 0.35
Beginning Balance, upper limit (in dollars per share)	$ 6.74		$ 6.74
Forfeited, lower limit (in dollars per share)	$ 0.35		$ 0.65
Forfeited, upper limit (in dollars per share)	$ 6.74		$ 5.50
Exercised, lower limit (in dollars per share)	$ 0.35		$ 0.35
Exercised, upper limit (in dollars per share)	$ 1.18		$ 1.77
Granted, lower limit (in dollars per share)	$ 1.20		$ 1.40
Granted, upper limit (in dollars per share)	$ 1.31		$ 1.75
Ending Balance, lower limit (in dollars per share)	$ 0.35		$ 0.35
Ending Balance, upper limit (in dollars per share)	$ 6.55		$ 6.74
Options Outstanding, Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 2.19		$ 2.23
Forfeited (in dollars per share)	$ 2.08		$ 1.91
Exercised (in dollars per share)	$ 0.56		$ 0.38
Granted (in dollars per share)	$ 1.29		$ 1.67
Ending balance (in dollars per share)	$ 2.11		$ 2.19
Options Outstanding, Aggregate Intrinsic Value beginning balance	$ 639,904	[1]	$ 1,509,270	[1]
Options Outstanding, Aggregate Intrinsic Value ending balance	784,154	[1]	639,904	[1]
Options Exercisable, Beginning Balance (in shares)	3,775,388		3,206,994
Options Exercisable, Ending Balance (in shares)	4,012,378		3,775,388
Options Exercisable, Weighted Average Exercise Price beginning balance (in dollars per share)	$ 2.37		$ 2.23
Options Exercisable, Weighted Average Exercise Price ending balance (in dollars per share)	$ 2.28		$ 2.37
Options Exercisable, Aggregate Intrinsic Value beginning balance	604,292		1,258,740
Options Exercisable, Aggregate Intrinsic Value ending balance	$ 697,826		$ 604,292

[1]	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-money options only. The prices represent the closing price of our Common Stock on the NASDAQ Capital Market on the respective dates.